INTANGIBLE ASSETS (Details 5) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less: accumulated amortization	(1,469,332)	(1,387,023)	(1,052,575)
Net intangibles	2,259,494	2,341,803	2,541,285
Recipes [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,221,601	1,221,601	1,221,601
Less: accumulated amortization	(589,545)	(551,737)	(401,366)
Net intangibles	$ 632,056	$ 669,864	$ 820,235